Employees and directors, Share Based Payments on Continuing Operations Basis (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Share based payment arrangement [Abstract]
Share-based payments in comprehensive income	$ 71.3		$ 72.2
Share-based compensation - IFRS 2 charge	62.0	$ 20.8	70.9
Employer taxes	6.8	10.7	(6.6)
Share-based compensation payments	68.8	31.5	64.3
Trade and Other Payables [Member]
Share based payment arrangement [Abstract]
Employer taxes	1.9	17.0	20.6
Other Non-current Liabilities [Member]
Share based payment arrangement [Abstract]
Employer taxes	$ 0.0	$ 1.2	$ 0.5